Significant Accounting Policies (Details) - Schedule of fair value for options granted using the black-scholes option-pricing model	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.00%	60.00%
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Expected volatility			64.00%
Risk-free interest	2.33%	2.15%	1.78%
Expected life (in years)	4 years 54 days	3 years 6 months	4 years 6 months
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Expected volatility			70.00%
Risk-free interest	2.71%	2.91%	2.28%
Expected life (in years)	7 years	4 years 135 days	7 years